Trade Receivables (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Balance, beginning of the year	$ 58,488	$ 21,210
Additions	12,213	46,601
Reversals	(1,541)	(1,185)
Write-offs	(7,726)	(1,529)
Disposition of subsidiaries	(33,999)	0
Other	(21,099)	(5,123)
Currency translation adjustment	2,612	(1,486)
Balance, end of the year	$ 8,948	$ 58,488